Stockholders' Equity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of stock options outstanding and exercisable
Number Outstanding	7,665,500	7,190,500
Weighted Average Remaining Contractual Life	7 years 2 months 5 days	7 years 6 months
Weighted Average Exercise Price	$ 0.29	$ 0.29
$0.18 - $0.65 [Member]
Schedule of stock options outstanding and exercisable
Range of Exercise Prices Between, Lower Limit		0.18
Range of Exercise Prices between, Upper Limit		$ 0.65
Number Outstanding		7,145,000
Weighted Average Remaining Contractual Life		7 years 6 months 3 days
Weighted Average Exercise Price		$ 0.28
Options Exercisable		3,833,956
Weighted Average Exercise Price		$ 0.31
$0.66 - $0.79 [Member]
Schedule of stock options outstanding and exercisable
Range of Exercise Prices Between, Lower Limit		0.66
Range of Exercise Prices between, Upper Limit		$ 0.79
Number Outstanding		30,000
Weighted Average Remaining Contractual Life		6 years 15 days
Weighted Average Exercise Price		$ 0.79
Options Exercisable		30,000
Weighted Average Exercise Price		$ 0.79
$0.80 - $12.25 [Member]
Schedule of stock options outstanding and exercisable
Range of Exercise Prices Between, Lower Limit		0.80
Range of Exercise Prices between, Upper Limit		$ 12.25
Number Outstanding		15,500
Weighted Average Remaining Contractual Life		4 years 7 months 2 days
Weighted Average Exercise Price		$ 3.73
Options Exercisable		15,500
Weighted Average Exercise Price		$ 3.73